Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended		12 Months Ended
	Apr. 24, 2026	Mar. 02, 2026	Sep. 10, 2025	Mar. 03, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Shareholders’ Equity [Line Items]
Agreement value					$ 5	$ 1,745
Percentage of commitment fee			50.00%
Commitment fee			$ 108
Series A Warrants [Member]
Shareholders’ Equity [Line Items]
Exercisable term	2 years
Series B Warrants [Member]
Shareholders’ Equity [Line Items]
Exercisable term	5 years
March 2025 SEPA [Member]
Shareholders’ Equity [Line Items]
Finance costs				$ 150
Gross proceeds							$ 5,800
Agreement value				$ 10,000
September 2025 SEPA [Member]
Shareholders’ Equity [Line Items]
Shares issued		1,248
Agreement value			$ 15,000
Purchase price		$ 11
Cash		$ 5
Commitment fee					$ 5
Warrant Inducement Agreement [Member]
Shareholders’ Equity [Line Items]
Purchase of warrants					22,931
Exercise price					$ 4.8
Warrant inducement transaction					$ 2,610
American Depositary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued	4,000		3,546
Sale of ADS	5,208,333
Minimum acceptable price per share	$ 0.48
American Depositary Shares [Member] | Series A Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrants	520,833
Exercise price	$ 4.8
American Depositary Shares [Member] | Series B Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrants	520,833
Exercise price	$ 5.5
American Depositary Shares [Member] | March 2025 SEPA [Member]
Shareholders’ Equity [Line Items]
Shares issued				2,878			220,000
American Depositary Shares [Member] | September 2025 SEPA [Member]
Shareholders’ Equity [Line Items]
Purchase agreement percentage			97.00%
American Depositary Shares [Member] | Warrant Inducement Agreement [Member]
Shareholders’ Equity [Line Items]
Purchase of warrants					45,862
Exercise price					$ 5.5
YA II PN, Ltd [Member]
Shareholders’ Equity [Line Items]
Percentage of commitment fee			50.00%